Mezzanine Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Mezzanine equity
Summary of Mezzanine Equity
	December 31, 2021	December 31, 2020
Redeemable non-controlling interest (i)	$41,456,387	$-
Class A restricted voting shares(ii)	0	582,622,025
Subscription receipts (iii)	0	25,087,000
	$41,456,387	$607,709,025

Summary Of Activity in the Non-redeemable Non-controlling Interest
	Coastal Holding (a)	Varda Inc. (b)	Calma (c)	Total
Balance, December 31, 2021	$35,307,459	$4,648,928	$1,500,000	$41,456,387
Net (loss) income attributable to redeemable non-controlling interest	(297,259)	48,010	-	(249,249)
Reclassification to liability	-	(4,696,938)	-	(4,696,938)
Reclassification to equity	-	-	(1,500,000)	(1,500,000)
Balance, September 30, 2022	$35,010,200	$-	$-	$35,010,200

	Coastal Holdings Inc. (a)	Varda Inc. (b)	Calma (c)	Total
Balance, January 1, 2021	$-	$-	$-	$-
Acquired in a business combination (Note 11)	35,428,597	4,500,000	1,500,000	41,428,597
Net (loss) income attributable to redeemable non-controlling interest	(121,138)	148,928	-	27,790

Balance, December 31, 2021	$35,307,459	$4,648,928	$1,500,000	$41,456,387

Summary of Adjustments Redemption Amount in Mezzanine Equity
	December 31, 2021	December 31, 2020
Interest allocable to Class A restricted voting shares	$-	$2,350,312
Issuance costs	-	20,125,000
	$-	$22,475,312